23. Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Legal And Administrative Proceedings [Abstract]
Schedule of provision for legal and administrative proceedings

The provision for judicial and administrative proceedings constituted, updated, is composed as follows:

	2020	2019

Provision for legal and administrative proceedings	886,947	840,637

Civil (a)	245,432	212,702
Labor (b)	213,026	261,837
Tax (c)	399,288	333,717
Regulatory (d)	29,201	32,381

Schedule of reconciliation of provision for legal and administrative proceedings

The changes in the provision for judicial and administrative proceedings are summarized below:

	December 2019	Additions, net of reversals	Payments	Inflation adjustment	December 2020

	840,637	322,565	(413,634)	137,379	886,947

Civil (a)	212,702	224,417	(266,872)	75,185	245,432
Labor (b)	261,837	55,727	(138,899)	34,361	213,026
Tax (c)	333,717	45,659	(7,792)	27,704	399,288
Regulatory (d)	32,381	(3,238)	(71)	129	29,201

	December 2018	Additions, net of reversals	Payments	Monetary adjustment	December 2019

	849,408	547,691	(715,203)	158,741	840,637

Civil (a)	111,301	348,012	(335,640)	89,028	212,701
Labor (b)	435,438	96,235	(301,971)	32,136	261,838
Tax (c)	271,214	103,354	(77,341)	36,490	333,717
Regulatory (d)	31,455	90	(251)	1,087	32,381

Schedule of tax provision	c. Tax lawsuits
	2020	2019
Federal taxes	182,147	155,495
State taxes	135,891	93,790
Municipal taxes	5,633	8,227
TIM S.A. proceedings (purchase price allocation)	75,617	76,205
	399,288	333,717

Schedule of legal and administrative processes involving possible losses

The Company has actions of a civil, labor, tax and regulatory nature involving risks of loss classified by its legal advisors and the administration as possible, for which there is no provision for legal and administrative proceedings constituted, and no adverse material effects are expected in the financial statements, according to the values presented below:

	2020	2019

	18,147,562	18,395,727

Civil (e.1)	1,101,332	1,032,637
Labor and Social Security (e. 2)	340,801	459,020
Tax (e.3)	16,586,353	16,196,077
Regulatory (e.4)	119,076	707,993

Schedule of civil contingent liabilities
	2020	2019
Consumer lawsuits (e. 1.1)	220,347	374,860
ANATEL (e.1.2)	223,066	220,526
Consumer protection agencies (e.1.3)	160,279	32,847
Former trading partners (e.1.4)	193,529	180,226
Environmental and infrastructure (e.1.5)	154,187	125,201
Other (e.1.6)	149,924	98,977
	1,101,332	1,032,637

Schedule of tax contingent liabilities
	2020	2019

	16,586,353	16,196,077

Federal taxes (e.3.1)	4,268,212	4,279,570
State taxes (e.3.2)	8,562,352	8,221,808
Municipal taxes (e.3.3)	740,813	703,132
FUST, FUNTTEL and EBC (e.3.4)	3,014,976	2,991,567